Consolidate Statements of Changes in Stockholders' Equity (Parentheticals) (USD $)	3 Months Ended	12 Months Ended													3 Months Ended	12 Months Ended
	Mar. 31, 2014 Common Stock [Member] Stock Issued for Services [Member]	Dec. 31, 2011 Common Stock [Member] Stock Issued for Services [Member]	Dec. 31, 2011 Common Stock [Member] Stock Issued for Cash in February 2011 [Member]	Dec. 31, 2011 Common Stock [Member] Stock Issued for Cash in March 2011 [Member]	Dec. 31, 2011 Common Stock [Member] Stock Issued for Cash in June 2011 [Member]	Dec. 31, 2011 Common Stock [Member] Stock Issued for Cash in August 2011 [Member]	Dec. 31, 2012 Common Stock [Member] Stock Issued for Cash in June 2012 [Member]	Dec. 31, 2012 Common Stock [Member] Stock Issued for Cash in July 2012 [Member]	Dec. 31, 2013 Common Stock [Member] Stock Issued for Cash in January 2013 [Member]	Dec. 31, 2013 Common Stock [Member] Stock Issued for Cash in February 2013 [Member]	Dec. 31, 2013 Common Stock [Member] Stock Issued for Cash in April 2013 [Member]	Dec. 31, 2013 Common Stock [Member] Stock Issued for Cash in August 2013 [Member]	Dec. 31, 2013 Common Stock [Member] Stock Issued for Conversion of Debt [Member]	Dec. 31, 2013 Common Stock [Member] Private Placement [Member]	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2013 Shares Issuable [Member]	Dec. 31, 2010 Shares Issuable [Member]
Stock per share			$ 0.15	$ 0.15	$ 0.15		$ 0.15	$ 0.15	$ 0.15	$ 0.15	$ 0.15				$ 0.20	$ 0.20	$ 0.15	$ 0.15	$ 0.20	$ 0.15
Issuance of common stock	Jan. 08, 2014	Feb. 11, 2011													Jan. 08, 2014			Feb. 11, 2011
Common stock			February 2011	March 2011	June 2011	August 2011	June 2012	July 2012	January 2013	February 2013	April 2013	August 2013	December 2013	December 2013		December 2013	October 2012